SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($) Segment	Jun. 30, 2017 USD ($)
Reconciliation of Non-Current Assets by Geographical Location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 65,616	$ 30,112
United States of America [Member]
Reconciliation of Non-Current Assets by Geographical Location [Abstract]
Non-current assets	$ 65,616	$ 30,112